Note 7 - Risk Management - Reconciliation Of Changes In Impairment (Details) - EUR (€)		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Risk Management Abstract
Financial Assets at the beginning		€ 17,134,000,000	€ 20,590,000,000	€ 23,877,000,000
Increase Decrease In Financial Assets Abstract
Additions Of Impaired Assets		9,857,000,000	9,792,000,000	10,856,000,000
Decrease Of Impaired Assets	[1]	(5,874,000,000)	(6,909,000,000)	(7,771,000,000)
Net Additions Of Impaired Assets		3,983,000,000	2,883,000,000	3,085,000,000
Decrease Through Write off Financial Assets		(3,803,000,000)	(5,076,000,000)	(5,758,000,000)
Increase Decrease Through Foreign Exchange And Other Movements Financial Assets		(544,000,000)	(1,264,000,000)	(615,000,000)
Financial Assets at the end		€ 16,770,000,000	€ 17,134,000,000	€ 20,590,000,000

[1]

(*) Reflects the total amount of impaired loans derecognized from the consolidated balance sheet throughout the year as a result of mortgag e foreclosures and real estate assets received in lieu of payment as well as monetary recoveries (see Note 21).